OPERATING SEGMENTS - Financial Information by Segment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 9,125,000,000	$ 11,611,000,000
Operating expenses	825,000,000	869,000,000
Cost of goods sold, including product purchases	5,131,000,000	7,364,000,000
Depreciation and amortization included in operations	624,000,000	644,000,000
Cost of sales	6,580,000,000	8,877,000,000
Realized gain on commodity-related derivative financial instruments	(11,000,000)	105,000,000
Unrealized loss on commodity-related derivative financial instruments	32,000,000	(133,000,000)
Share of profit (loss) from equity accounted investees	316,000,000	361,000,000
Gross profit	2,840,000,000	3,123,000,000
Depreciation included in general and administrative	39,000,000	39,000,000
Other general and administrative	383,000,000	360,000,000
Other expense (income)	(6,000,000)	129,000,000
Impairment reversal (Note 7)	(231,000,000)	0
Gain on Pembina Gas Infrastructure Transaction		(1,110,000,000)
Results from operating activities	2,655,000,000	3,705,000,000
Net finance costs	466,000,000	486,000,000
Earnings before income tax	2,189,000,000	3,219,000,000
Capital expenditures	606,000,000	605,000,000
Contributions to equity accounted investees	271,000,000	95,000,000
General and administrative expense	243,000,000	218,000,000
Joint ventures
Disclosure of operating segments [line items]
Other fee and commission income	63,000,000	0
General and administrative expense		24,000,000
Pipelines
Disclosure of operating segments [line items]
Revenue	2,542,000,000	2,342,000,000
Pipelines | Pipeline Transportation
Disclosure of operating segments [line items]
Revenue	302,000,000	247,000,000
Facilities
Disclosure of operating segments [line items]
Revenue	449,000,000	798,000,000
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	6,087,000,000	8,471,000,000
Marketing & New Ventures | Midstream Sales
Disclosure of operating segments [line items]
Revenue	277,000,000	407,000,000
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	47,000,000	0
Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(625,000,000)	(636,000,000)
Inter-segment revenue | Pipelines
Disclosure of operating segments [line items]
Revenue	(165,000,000)	(166,000,000)
Inter-segment revenue | Facilities
Disclosure of operating segments [line items]
Revenue	(460,000,000)	(470,000,000)
Inter-segment revenue | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	0	0
Operating segments | Pipelines
Disclosure of operating segments [line items]
Revenue	2,707,000,000	2,508,000,000
Operating expenses	695,000,000	677,000,000
Cost of goods sold, including product purchases	17,000,000	0
Depreciation and amortization included in operations	414,000,000	396,000,000
Cost of sales	1,126,000,000	1,073,000,000
Realized gain on commodity-related derivative financial instruments	0	0
Unrealized loss on commodity-related derivative financial instruments	0	0
Share of profit (loss) from equity accounted investees	109,000,000	171,000,000
Gross profit	1,690,000,000	1,606,000,000
Depreciation included in general and administrative	0	0
Other general and administrative	42,000,000	57,000,000
Other expense (income)	11,000,000	106,000,000
Impairment reversal (Note 7)	(231,000,000)
Gain on Pembina Gas Infrastructure Transaction		0
Results from operating activities	1,868,000,000	1,443,000,000
Net finance costs	28,000,000	28,000,000
Earnings before income tax	1,840,000,000	1,415,000,000
Capital expenditures	448,000,000	342,000,000
Contributions to equity accounted investees	20,000,000	4,000,000
Operating segments | Facilities
Disclosure of operating segments [line items]
Revenue	909,000,000	1,268,000,000
Operating expenses	360,000,000	511,000,000
Cost of goods sold, including product purchases	0	6,000,000
Depreciation and amortization included in operations	159,000,000	196,000,000
Cost of sales	519,000,000	713,000,000
Realized gain on commodity-related derivative financial instruments	0	(20,000,000)
Unrealized loss on commodity-related derivative financial instruments	0	(50,000,000)
Share of profit (loss) from equity accounted investees	233,000,000	108,000,000
Gross profit	623,000,000	733,000,000
Depreciation included in general and administrative	0	0
Other general and administrative	23,000,000	15,000,000
Other expense (income)	(19,000,000)	11,000,000
Impairment reversal (Note 7)	0
Gain on Pembina Gas Infrastructure Transaction		(1,110,000,000)
Results from operating activities	619,000,000	1,817,000,000
Net finance costs	9,000,000	13,000,000
Earnings before income tax	610,000,000	1,804,000,000
Capital expenditures	102,000,000	153,000,000
Contributions to equity accounted investees	33,000,000	62,000,000
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	6,087,000,000	8,471,000,000
Operating expenses	7,000,000	0
Cost of goods sold, including product purchases	5,509,000,000	7,682,000,000
Depreciation and amortization included in operations	46,000,000	44,000,000
Cost of sales	5,562,000,000	7,726,000,000
Realized gain on commodity-related derivative financial instruments	(11,000,000)	125,000,000
Unrealized loss on commodity-related derivative financial instruments	32,000,000	(83,000,000)
Share of profit (loss) from equity accounted investees	(26,000,000)	82,000,000
Gross profit	478,000,000	785,000,000
Depreciation included in general and administrative	0	0
Other general and administrative	43,000,000	42,000,000
Other expense (income)	(4,000,000)	8,000,000
Impairment reversal (Note 7)	0
Gain on Pembina Gas Infrastructure Transaction		0
Results from operating activities	439,000,000	735,000,000
Net finance costs	4,000,000	27,000,000
Earnings before income tax	435,000,000	708,000,000
Capital expenditures	10,000,000	59,000,000
Contributions to equity accounted investees	218,000,000	29,000,000
Corporate & Inter-segment Eliminations
Disclosure of operating segments [line items]
Revenue	(578,000,000)	(636,000,000)
Operating expenses	(237,000,000)	(319,000,000)
Cost of goods sold, including product purchases	(395,000,000)	(324,000,000)
Depreciation and amortization included in operations	5,000,000	8,000,000
Cost of sales	(627,000,000)	(635,000,000)
Realized gain on commodity-related derivative financial instruments	0	0
Unrealized loss on commodity-related derivative financial instruments	0	0
Share of profit (loss) from equity accounted investees	0	0
Gross profit	49,000,000	(1,000,000)
Depreciation included in general and administrative	39,000,000	39,000,000
Other general and administrative	275,000,000	246,000,000
Other expense (income)	6,000,000	4,000,000
Impairment reversal (Note 7)	0
Gain on Pembina Gas Infrastructure Transaction		0
Results from operating activities	(271,000,000)	(290,000,000)
Net finance costs	425,000,000	418,000,000
Earnings before income tax	(696,000,000)	(708,000,000)
Capital expenditures	46,000,000	51,000,000
Contributions to equity accounted investees	$ 0	$ 0